Cost of Revenue	6 Months Ended
Jun. 30, 2022
Cost of Revenue [Abstract]
COST OF REVENUE	12. COST OF REVENUE For the six-month periods ended June 30, 2022 and 2021, cost of revenue consisted of test kit materials.